UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2006

CAS-QTLY-0406

1.814088.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
AOL Time Warner, Inc.
4/15/06	4.03%	$38,117	$38,205
4/15/06	4.14	18,405	18,445
Continental Cablevision, Inc.
5/15/06	4.70	46,155	46,489
France Telecom SA
3/1/06	3.37	3,535	3,535
3/1/06	3.41	10,650	10,650
3/1/06	3.43	10,485	10,485
3/1/06	3.45	6,080	6,080
3/1/06	3.54	13,570	13,570
3/1/06	3.55	20,560	20,560
3/1/06	3.56	25,699	25,699
3/1/06	3.59	5,435	5,435
3/1/06	3.61	2,825	2,825
Morgan Stanley
4/15/06	3.90	33,016	33,097
Sprint Capital Corp.
8/17/06	4.76	86,874	86,850
TOTAL CORPORATE BONDS			321,925
Certificates of Deposit - 23.6%

Domestic Certificates Of Deposit - 0.6%
Countrywide Bank, Alexandria Virginia
5/15/06	4.76 (d)	177,000	176,992
Huntington National Bank, Columbus
3/23/06	4.31	61,000	61,000
Washington Mutual Bank FA
3/14/06	4.45	200,000	200,000
			437,992
London Branch, Eurodollar, Foreign Banks - 7.4%
Alliance & Leicester PLC
3/14/06	4.45	175,000	175,000
Banca Intesa Spa
3/31/06	4.57	645,000	645,000
Calyon
3/31/06	3.88	200,000	200,000
7/17/06	4.00	100,000	100,000
7/18/06	4.00	250,000	250,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Calyon - continued
10/4/06	4.40%	$250,000	$250,000
11/10/06	4.93	200,000	200,000
2/12/07	5.00	275,000	275,000
Credit Agricole SA
3/9/06	4.55	190,000	189,968
7/17/06	4.00	200,000	200,000
7/18/06	4.00	100,000	100,000
7/19/06	4.00	250,000	250,000
Credit Industriel et Commercial
4/20/06	3.95	250,000	250,000
6/8/06	4.75	150,000	150,000
11/7/06	4.76	500,000	500,000
Deutsche Bank AG
3/28/06	4.55	47,000	47,000
3/31/06	4.56	325,000	325,000
1/30/07	4.86	325,000	325,000
Landesbank Hessen-Thuringen
8/7/06	4.81	200,000	200,000
Societe Generale
8/18/06	4.25	250,000	250,000
2/2/07	4.90	125,000	125,000
			5,006,968
New York Branch, Yankee Dollar, Foreign Banks - 15.6%
Banco Bilbao Vizcaya Argentaria SA
3/14/06	4.54	180,000	180,000
Barclays Bank PLC
5/10/06	4.80 (c)	1,865,000	1,864,995
BNP Paribas SA
3/13/06	4.54	26,000	25,999
10/30/06	4.81	325,000	325,000
11/3/06	4.86	125,000	125,000
11/8/06	4.93	200,000	200,000
Canadian Imperial Bank of Commerce
3/23/06	4.55 (d)	500,000	500,000
5/15/06	4.63 (d)	500,000	500,000
Credit Industriel et Commercial
6/28/06	4.27	250,000	250,000
Credit Suisse First Boston New York Branch
3/20/06	4.55 (d)	325,000	325,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Suisse First Boston New York Branch - continued
3/27/06	4.49% (d)	$500,000	$500,000
4/19/06	4.57 (d)	375,000	375,000
Credit Suisse Group
3/2/06	4.54	500,000	500,000
DEPFA BANK PLC
3/30/06	4.56	325,000	325,000
Deutsche Bank AG
3/3/06	4.41 (d)	390,000	390,000
2/5/07	4.90	125,000	125,000
2/27/07	5.09	175,000	175,000
Dresdner Bank AG
3/13/06	4.58	11,000	10,999
Eurohypo AG
3/8/06	4.57	37,000	36,994
3/23/06	4.58	61,000	60,979
3/28/06	4.59	234,000	234,000
5/2/06	4.62 (a)	295,000	295,000
5/8/06	4.62 (a)	115,000	115,000
Landesbank Hessen-Thuringen
4/3/06	4.50	115,000	115,000
Mizuho Corporate Bank Ltd.
3/21/06	4.57	700,000	700,000
3/28/06	4.58	235,000	235,000
Royal Bank of Canada
3/13/06	4.54	29,000	28,998
Royal Bank of Scotland Group PLC
10/27/06	4.90	50,000	49,951
Skandinaviska Enskilda Banken AB
4/6/06	4.50 (d)	730,000	729,962
1/31/07	4.88	100,000	100,000
Sumitomo Mitsui Banking Corp.
3/8/06	4.55	57,000	57,000
3/14/06	4.56	104,000	104,000
3/15/06	4.56	103,000	103,000
3/22/06	4.57	96,000	96,000
3/30/06	4.57	92,000	92,000
3/30/06	4.58	55,000	55,000
Toronto-Dominion Bank
4/7/06	3.86	125,000	125,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Toronto-Dominion Bank - continued
4/18/06	3.92%	$100,000	$100,000
Unicredito Italiano Spa
5/12/06	4.69 (d)	480,000	479,986
			10,609,863
TOTAL CERTIFICATES OF DEPOSIT			16,054,823
Commercial Paper - 32.3%

Amsterdam Funding Corp.
3/20/06	4.54	50,000	49,881
Bavaria TRR Corp.
3/1/06	4.56	99,598	99,598
3/3/06	4.56	122,300	122,269
3/8/06	4.57	65,000	64,942
3/17/06	4.57	300,750	300,142
3/24/06	4.59	60,000	59,825
British Telecommunications PLC
3/6/06	4.61	54,000	53,966
3/8/06	4.60	36,000	35,968
3/9/06	4.58	37,000	36,963
3/9/06	4.60	22,000	21,978
3/10/06	4.58	36,000	35,959
Cafco LLC
3/24/06	4.55	50,000	49,856
3/27/06	4.55	40,000	39,869
3/30/06	4.56	100,000	99,635
Capital One Multi-Asset Execution Trust
3/23/06	4.56	50,000	49,861
3/27/06	4.55	75,000	74,756
Charta LLC
3/16/06	4.55	65,000	64,878
3/20/06	4.56	95,000	94,773
CIESCO LP
3/20/06	4.54	79,200	79,011
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/2/06	4.55	452,369	452,312
3/3/06	4.55	70,000	69,982
3/14/06	4.54	210,000	209,658
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Citibank Credit Card Master Trust I (Dakota Certificate Program) - continued
3/16/06	4.56%	$18,000	$17,966
3/20/06	4.54	125,000	124,702
3/22/06	4.53	95,000	94,751
3/23/06	4.55	47,000	46,870
3/23/06	4.56	231,115	230,475
4/3/06	4.53	444,445	442,616
4/4/06	4.53	142,000	141,398
4/4/06	4.54	135,000	134,426
4/5/06	4.54	534,285	531,948
4/10/06	4.63	280,000	278,569
Citigroup Funding, Inc.
3/2/06	4.54	45,000	44,994
3/14/06	4.45	150,000	149,762
3/22/06	4.53	85,000	84,777
3/22/06	4.54	135,000	134,645
3/23/06	4.54	50,000	49,862
3/24/06	4.55	280,000	279,190
3/27/06	4.55	135,000	134,559
4/3/06	4.54	140,000	139,423
Clipper Receivables LLC
3/24/06	4.55	141,272	140,864
Comcast Corp.
3/1/06	4.61 (b)	26,000	26,000
3/13/06	4.62 (b)	217,000	216,667
3/14/06	4.62 (b)	55,000	54,909
Countrywide Financial Corp.
3/1/06	4.57	131,000	131,000
3/3/06	4.56	80,000	79,980
3/15/06	4.57	207,000	206,634
3/27/06	4.57	290,082	289,133
3/27/06	4.58	117,000	116,616
3/28/06	4.58	180,000	179,386
5/26/06	4.81	205,000	202,674
Credit Suisse First Boston New York Branch
3/2/06	4.54	425,000	424,947
Cullinan Finance Corp.
4/7/06	4.54 (b)	95,200	94,761
DaimlerChrysler NA Holding Corp.
3/2/06	4.67	109,500	109,486
3/7/06	4.67	18,000	17,986
3/10/06	4.67	23,000	22,973
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
DaimlerChrysler NA Holding Corp. - continued
3/17/06	4.67%	$72,000	$71,851
3/21/06	4.67	110,000	109,716
3/22/06	4.71	73,000	72,800
3/29/06	4.73	37,000	36,864
Dominion Resources, Inc.
3/21/06	4.62	36,000	35,908
3/28/06	4.63	20,000	19,931
Dresdner U.S. Finance, Inc.
3/6/06	4.43	135,000	134,918
DZ Bank AG
3/23/06	4.54	30,000	29,918
Emerald (MBNA Credit Card Master Note Trust)
3/14/06	4.48	240,000	239,616
3/21/06	4.54	120,000	119,699
3/22/06	4.55	54,000	53,858
3/29/06	4.54	93,675	93,347
4/5/06	4.60	170,000	169,246
4/12/06	4.63	64,550	64,204
FCAR Owner Trust
3/15/06	4.46	150,000	149,743
3/23/06	4.55	117,000	116,677
3/24/06	4.56	200,000	199,419
3/24/06	4.55	200,000	199,422
4/5/06	4.52	245,000	243,938
4/6/06	4.54	105,000	104,528
7/25/06	4.75	108,000	105,968
Federated Retail Holdings, Inc.
3/1/06	4.60	36,500	36,500
3/2/06	4.60	30,000	29,996
3/3/06	4.59	55,000	54,986
Fortune Brands, Inc.
3/1/06	4.60	18,000	18,000
4/3/06	4.68	15,000	14,936
4/10/06	4.72	16,000	15,917
4/20/06	4.76	18,500	18,378
4/24/06	4.76	73,000	72,483
4/26/06	4.79	54,000	53,601
5/3/06	4.79	19,000	18,842
France Telecom SA
3/2/06	4.60 (b)	36,000	35,995
3/6/06	4.60 (b)	36,000	35,977
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
France Telecom SA - continued
3/21/06	4.57% (b)	$70,000	$69,823
3/27/06	4.61 (b)	50,000	49,835
4/20/06	4.65 (b)	68,000	67,566
4/25/06	4.67 (b)	50,000	49,647
5/3/06	4.74 (b)	36,000	35,705
Giro Funding US Corp.
3/2/06	4.55	115,000	114,986
3/22/06	4.54	130,000	129,658
3/22/06	4.56	60,000	59,841
3/24/06	4.56	170,000	169,508
3/27/06	4.60	113,000	112,626
Grampian Funding LLC
3/24/06	4.54	186,000	185,463
HSBC Finance Corp.
3/2/06	4.54	150,000	149,981
3/20/06	4.55	250,000	249,404
Intesa Funding LLC
3/27/06	4.55	60,000	59,804
John Deere Capital Corp.
3/20/06	4.59	42,000	41,899
Jupiter Securitization Corp.
3/17/06	4.54	40,878	40,796
Kellogg Co.
3/6/06	4.61	26,000	25,983
3/8/06	4.60	37,000	36,967
3/27/06	4.59	17,000	16,944
4/18/06	4.72	47,000	46,706
4/25/06	4.73	47,000	46,663
Links Finance LLC
3/30/06	4.57 (b)	5,000	4,982
Market Street Funding Corp.
3/14/06	4.55	25,115	25,074
3/16/06	4.54	203,096	202,713
3/24/06	4.55	216,567	215,942
Michigan Gen. Oblig.
10/11/06	4.64	108,000	108,000
Monument Gardens Funding
3/23/06	4.57	60,000	59,833
3/23/06	4.58	141,079	140,686
4/21/06	4.69	40,000	39,737
4/24/06	4.69	50,408	50,056
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Monument Gardens Funding - continued
5/22/06	4.77%	$56,760	$56,151
5/23/06	4.79	51,196	50,638
5/23/06	4.80	15,000	14,836
Motown Notes Program
3/2/06	4.54	201,000	200,975
3/7/06	4.56	155,000	154,883
3/9/06	4.57	117,000	116,882
3/20/06	4.51	56,907	56,773
3/20/06	4.59	25,000	24,940
3/21/06	4.60	36,307	36,215
4/7/06	4.64	170,000	169,196
5/2/06	4.68	42,000	41,666
5/3/06	4.70	135,000	133,903
5/3/06	4.71	100,000	99,184
5/5/06	4.71	90,000	89,244
5/8/06	4.72	23,700	23,491
Nissan Motor Acceptance Corp.
3/20/06	4.53	72,000	71,830
3/23/06	4.56	54,000	53,851
5/30/06	4.84	38,000	37,546
Paradigm Funding LLC
3/2/06	4.54	175,000	174,978
3/8/06	4.55	115,000	114,899
3/13/06	4.55	23,090	23,055
3/16/06	4.54	155,000	154,708
3/28/06	4.55	136,000	135,539
Park Avenue Receivables Corp.
3/20/06	4.54	115,454	115,179
Park Granada LLC
3/1/06	4.56	147,600	147,600
3/15/06	4.55	315,000	314,444
3/27/06	4.54	140,000	139,544
3/27/06	4.57	35,000	34,885
3/28/06	4.55	95,000	94,679
3/28/06	4.57	595,000	592,974
4/5/06	4.51	130,000	129,436
4/27/06	4.72	228,668	226,974
Park Sienna LLC
3/2/06	4.56	45,000	44,994
3/3/06	4.56	66,768	66,751
3/15/06	4.56	360,000	359,364
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Park Sienna LLC - continued
3/15/06	4.57%	$160,000	$159,717
3/20/06	4.58	110,478	110,212
3/24/06	4.54	85,000	84,755
3/27/06	4.55	180,000	179,412
3/28/06	4.56	22,703	22,626
Strand Capital LLC
3/14/06	4.26	130,000	129,804
3/27/06	4.58	50,000	49,835
3/28/06	4.53	175,000	174,411
4/5/06	4.54	70,000	69,694
4/6/06	4.53	200,000	199,102
4/6/06	4.63	50,000	49,770
4/10/06	4.57	45,000	44,774
4/10/06	4.58	70,000	69,648
4/28/06	4.65	50,000	49,629
5/8/06	4.72	50,000	49,559
5/10/06	4.70	60,000	59,459
5/10/06	4.71	30,000	29,729
5/15/06	4.73	10,000	9,903
Stratford Receivables Co. LLC
3/3/06	4.55	200,000	199,950
3/6/06	4.56	95,000	94,940
3/7/06	4.52	50,000	49,963
3/8/06	4.53	15,000	14,987
3/9/06	4.54	100,000	99,900
3/9/06	4.55	100,000	99,899
3/10/06	4.55	100,000	99,886
3/10/06	4.56	200,000	199,773
3/15/06	4.57	40,000	39,929
3/16/06	4.56	65,638	65,514
3/17/06	4.54	158,856	158,538
3/20/06	4.53	70,447	70,280
3/20/06	4.58	54,766	54,634
3/22/06	4.57	62,908	62,741
3/23/06	4.57	316,538	315,658
3/24/06	4.58	206,738	206,137
3/27/06	4.59	70,000	69,769
3/28/06	4.58	80,008	79,734
3/28/06	4.60	63,440	63,222
3/29/06	4.58	139,775	139,279
4/6/06	4.63	48,155	47,933
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Stratford Receivables Co. LLC - continued
4/7/06	4.63%	$176,113	$175,280
4/7/06	4.64	63,354	63,053
4/10/06	4.65	120,000	119,385
4/18/06	4.68	9,560	9,501
Thames Asset Global Securities No. 1, Inc.
3/15/06	4.54	117,941	117,733
The Walt Disney Co.
4/18/06	4.68	181,500	180,380
Weatherford International Ltd.
3/1/06	4.61 (b)	10,000	10,000
3/13/06	4.60 (b)	26,525	26,484
3/22/06	4.56 (b)	36,169	36,074
3/24/06	4.62 (b)	75,000	74,780
5/24/06	4.86 (b)	30,000	29,664
Yorktown Capital LLC
3/17/06	4.54	192,670	192,283
TOTAL COMMERCIAL PAPER			22,036,570
U.S. Treasury Obligations - 1.1%

U.S. Treasury Bills - 1.1%
5/18/06	4.50	400,000	396,143
5/25/06	4.51	100,000	98,948
8/3/06	4.50	250,000	245,264
TOTAL U.S. TREASURY OBLIGATIONS			740,355
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
3/15/06	4.55 (d)	58,000	58,000
Master Notes - 1.9%

Goldman Sachs Group, Inc.
3/6/06	4.63 (d)(f)	263,000	263,000
3/10/06	4.63 (d)(f)	161,000	161,000
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Goldman Sachs Group, Inc. - continued
3/22/06	4.63% (d)(f)	$480,000	$480,000
5/13/06	4.79 (d)(f)	367,000	367,000
TOTAL MASTER NOTES			1,271,000
Medium-Term Notes - 22.4%

AIG Matched Funding Corp.
3/15/06	4.51 (d)	350,000	350,000
4/3/06	4.54 (d)	305,000	305,000
4/11/06	4.57 (d)	305,000	305,000
4/23/06	4.62 (d)	335,000	335,000
Allstate Life Global Funding II
3/8/06	4.59 (b)(d)	65,000	65,000
3/15/06	4.59 (b)(d)	45,000	45,000
3/15/06	4.63 (b)(d)	70,000	70,000
3/27/06	4.57 (b)(d)	48,000	48,000
American Express Credit Corp.
3/6/06	4.65 (d)	68,000	68,036
3/20/06	4.62 (b)(d)	170,000	169,976
ASIF Global Financing XXX
3/23/06	4.58 (b)(d)	275,000	275,000
Australia & New Zealand Banking Group Ltd.
3/23/06	4.55 (b)(d)	200,000	200,000
Bayerische Landesbank Girozentrale
4/18/06	4.58 (d)	500,000	500,000
5/19/06	4.78 (d)	445,000	445,000
BMW U.S. Capital LLC
3/15/06	4.54 (d)	84,000	84,000
Commonwealth Bank of Australia
3/24/06	4.54 (d)	163,000	163,000
Cullinan Finance Corp.
3/27/06	4.54 (b)(d)	90,000	89,993
Eli Lilly Services, Inc.
3/1/06	4.54 (b)(d)	140,000	140,000
GE Capital Assurance Co.
3/1/06	4.65 (d)(f)	155,000	155,000
General Electric Capital Corp.
3/7/06	4.59 (d)	680,000	680,000
3/9/06	4.67 (d)	487,400	487,484
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
General Electric Capital Corp. - continued
3/17/06	4.67% (d)	$596,500	$596,595
HBOS Treasury Services PLC
3/24/06	4.57 (d)	530,000	530,000
5/22/06	4.84 (b)(d)	50,000	50,016
HSBC Finance Corp.
3/6/06	4.56 (d)	375,000	375,000
3/24/06	4.56 (d)	222,000	222,000
HSBC USA, Inc.
3/15/06	4.55 (d)	175,000	175,000
HSH Nordbank AG
3/23/06	4.57 (b)(d)	237,000	237,000
ING USA Annuity & Life Insurance Co.
3/24/06	4.60 (d)(f)	123,000	123,000
MBIA Global Funding LLC
4/18/06	4.56 (b)(d)	99,000	99,000
Merrill Lynch & Co., Inc.
3/6/06	4.63 (d)	141,000	141,119
3/15/06	4.55 (d)	350,000	350,000
Metropolitan Life Insurance Co.
3/6/06	4.56 (b)(d)	160,292	160,292
Morgan Stanley
3/1/06	4.67 (d)	70,000	70,000
3/6/06	4.63 (d)	110,000	110,000
3/15/06	4.60 (d)	169,000	169,000
3/27/06	4.65 (d)	320,000	320,007
Nationwide Building Society
3/28/06	4.58 (b)(d)	75,000	75,039
Nordea Bank AB
3/13/06	4.55 (b)(d)	103,000	103,004
Northern Rock PLC
3/6/06	4.57 (b)(d)	180,000	180,000
Pacific Life Global Funding
3/6/06	4.59 (b)(d)	60,000	60,000
3/13/06	4.59 (d)	30,000	30,000
RACERS
3/22/06	4.57 (b)(d)	480,000	480,000
Royal Bank of Canada
3/10/06	4.60 (d)	55,000	55,000
Royal Bank of Scotland PLC
3/21/06	4.54 (b)(d)	500,000	500,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
SBC Communications, Inc.
6/5/06	3.96% (b)	$153,395	$153,539
Security Life of Denver Insurance Co.
5/30/06	4.89 (d)(f)	85,000	85,000
SLM Corp.
3/1/06	4.62 (b)(d)	300,000	300,000
9/30/06	4.74	39,395	39,085
SunTrust Bank, Georgia
3/13/06	4.43 (d)	125,000	124,998
Travelers Insurance Co.
5/17/06	4.85 (d)(f)	75,000	75,000
5/19/06	4.86 (d)(f)	35,000	35,000
Verizon Global Funding Corp.
3/15/06	4.60 (d)	1,266,000	1,265,998
Wachovia Asset Securitization Issuance LLC
3/27/06	4.57 (b)(d)	74,770	74,770
Washington Mutual Bank FA
3/15/06	4.55 (d)	94,000	94,000
Washington Mutual Bank, California
3/20/06	4.48 (d)	328,000	328,000
3/27/06	4.50 (d)	405,000	404,992
4/27/06	4.62 (d)	480,000	480,000
5/31/06	4.74 (d)	300,000	300,000
Wells Fargo & Co.
3/2/06	4.62 (d)	215,000	215,000
3/15/06	4.56 (d)	500,000	500,000
WestLB AG
3/10/06	4.58 (b)(d)	241,000	241,000
3/30/06	4.53 (b)(d)	265,000	265,000
Westpac Banking Corp.
3/13/06	4.49 (d)	100,000	100,000
TOTAL MEDIUM-TERM NOTES			15,272,943
Short-Term Notes - 2.0%

Hartford Life Insurance Co.
3/1/06	4.56 (d)(f)	40,000	40,000
Jackson National Life Insurance Co.
4/1/06	4.67 (d)(f)	130,000	130,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
3/28/06	4.68% (b)(d)	$85,000	$85,000
4/3/06	4.65 (d)(f)	175,000	175,000
5/2/06	4.84 (d)(f)	65,000	65,000
Monumental Life Insurance Co.
3/1/06	4.71 (d)(f)	92,000	92,000
3/1/06	4.74 (d)(f)	65,000	65,000
5/2/06	4.88 (d)(f)	65,000	65,000
New York Life Insurance Co.
4/3/06	4.66 (d)(f)	425,000	425,000
Transamerica Occidental Life Insurance Co.
5/2/06	4.85 (d)(f)	200,000	200,000
Travelers Insurance Co.
3/31/06	4.63 (d)(f)	5,000	5,000
TOTAL SHORT-TERM NOTES			1,347,000
Repurchase Agreements - 18.5%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 2/28/06 due 3/1/06 at 4.58%)	$94	94
With:
Banc of America Securities LLC at 4.61%, dated 2/28/06 due 3/1/06 (Collateralized by Corporate Obligations valued at $1,786,777,051, 0% - 5.48%, 5/16/12 - 12/25/45)	1,720,220	1,720,000
Barclays Capital, Inc. at 4.61%, dated 2/28/06 due 3/1/06 (Collateralized by Corporate Obligations valued at $510,000,001, 4.76% - 8.96%, 8/1/06 - 9/15/33)	500,064	500,000
Bear Stearns & Co. at:
4.62%, dated 2/28/06 due 3/1/06 (Collateralized by Mortgage Loan Obligations valued at $513,008,368, 4.5% - 9%, 9/20/10 - 2/14/41)	500,064	500,000
4.69%, dated 2/28/06 due 3/1/06 (Collateralized by Corporate Obligations valued at $308,480,952, 4.3% - 23.6%, 5/1/10 - 12/25/42)	300,039	300,000
Citigroup Global Markets, Inc. at 4.62%, dated 2/28/06 due 3/1/06 (Collateralized by Mortgage Loan Obligations valued at $1,312,500,001, 4.25% - 5.35%, 8/25/35 - 10/25/35)	1,250,161	1,250,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse First Boston, Inc. at 4.63%, dated 2/28/06 due 3/1/06 (Collateralized by Commercial Paper Obligations valued at $279,482,315, 0%, 3/21/06 - 3/24/06)	$274,035	$274,000
Deutsche Bank Securities, Inc. at 4.69%, dated 2/28/06 due 3/1/06 (Collateralized by Mortgage Loan Obligations valued at $1,260,000,001, 0.75% - 7.58%, 1/15/12 - 1/25/46)	1,200,156	1,200,000
Goldman Sachs & Co. at 4.66%, dated:
2/22/06 due 5/23/06:
(Collateralized by Corporate Obligations valued at:
$102,900,001, 0% - 14.7%, 3/20/10 - 8/28/46) (d)(e)	99,142	98,000
$997,500,000, 0% - 13.5%, 6/15/06 - 12/1/49) (d)(e)	961,068	950,000
(Collateralized by Mortgage Loan Obligations valued at $665,040,000, 4.3% - 8.58%, 6/10/09 - 2/25/46) (d)(e)	659,596	652,000
2/28/06 due 3/1/06 (Collateralized by Mortgage Loan Obligations valued at $418,200,001, 0% - 24.6%, 8/25/07 - 7/10/45)	410,053	410,000
J.P. Morgan Securities, Inc. at 4.69%, dated 2/1/06 due 3/29/06 (Collateralized by Corporate Obligations valued at $789,389,471, 0% - 12.5%, 7/15/06 - 6/15/32) (d)(e)	751,442	746,000
Merrill Lynch, Pierce, Fenner & Smith at:
4.61%, dated 2/28/06 due 3/1/06 (Collateralized by Commercial Paper Obligations valued at $364,143,810, 0% - 4.65%, 3/27/06 - 5/22/06)	357,046	357,000
4.66%, dated 2/28/06 due 3/1/06 (Collateralized by Equity Securities valued at $945,731,952)	900,117	900,000
4.69%, dated 1/23/06 due 4/21/06 (Collateralized by Corporate Obligations valued at $840,756,394, 3.25% - 11.63%, 1/9/07 - 2/15/47) (d)(e)	809,172	800,000
Morgan Stanley & Co. at:
4.63%, dated 2/1/06 due 3/29/06:
(Collateralized by Corporate Obligations valued at $317,691,594, 0% - 15.41%, 5/18/06 - 12/15/55)	302,161	300,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. at:
4.63%, dated 2/1/06 due 3/29/06:
(Collateralized by Mortgage Loan Obligations valued at $259,823,697, 0.27% - 8.4%, 8/15/13 - 5/24/43)	$247,772	$246,000
4.64%, dated 2/28/06 due 3/1/06 (Collateralized by Mortgage Loan Obligations valued at $1,459,684,947, 0.04% - 13.5%, 5/15/06 - 11/10/45)	1,400,180	1,400,000
TOTAL REPURCHASE AGREEMENTS		12,603,094
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $69,705,710)		69,705,710
NET OTHER ASSETS - (2.4)%		(1,619,267)
NET ASSETS - 100%		$68,086,443
Legend
(a)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,085,498,000 or 7.5% of net assets.

(c)Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e)The maturity amount is based on the rate at period end.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,006,000,000 or 4.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 4.65%, 3/1/06	4/1/05 - 7/28/05	$155,000
Goldman Sachs Group, Inc.: 4.63%, 3/10/06	11/10/05	$161,000
4.63%, 3/22/06	11/22/05	$480,000
4.63%, 3/6/06	10/6/05	$263,000
4.79%, 5/13/06	8/11/04	$367,000
Security	Acquisition Date	Cost (000s)
Hartford Life Insurance Co. 4.56%, 3/1/06	12/16/03	$40,000
ING USA Annuity & Life Insurance Co. 4.6%, 3/24/06	6/23/05	$123,000
Jackson National Life Insurance Co. 4.67%, 4/1/06	3/31/03	$130,000
Metropolitan Life Insurance Co.: 4.65%, 4/3/06	3/26/02	$175,000
4.84%, 5/2/06	2/24/03	$65,000
Monumental Life Insurance Co.: 4.71%, 3/1/06	7/31/98 - 9/17/98	$92,000
4.74%, 3/1/06	3/12/99	$65,000
4.88%, 5/2/06	2/1/00	$65,000
New York Life Insurance Co. 4.66%, 4/3/06	2/28/02 - 12/19/02	$425,000
Security Life of Denver Insurance Co. 4.89%, 5/30/06	8/26/05	$85,000
Transamerica Occidental Life Insurance Co. 4.85%, 5/2/06	4/28/00	$200,000
Travelers Insurance Co.: 4.63%, 3/31/06	4/1/05	$5,000
4.85%, 5/17/06	5/17/05	$75,000
4.86%, 5/19/06	8/18/05	$35,000
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $69,705,710,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2006

FUS-QTLY-0406

1.814093.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 24.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 13.3%
Agency Coupons - 11.9%
3/21/06	4.38% (a)	$115,000	$114,955
3/22/06	4.37 (a)	135,000	134,933
5/22/06	4.67 (a)	60,000	59,992
			309,880
Discount Notes - 1.4%
3/1/06	3.73	24,720	24,720
3/1/06	3.74	6,810	6,810
1/26/07	4.98	6,855	6,555
			38,085
			347,965
Federal Home Loan Bank - 3.0%
Agency Coupons - 3.0%
3/13/06	4.36 (a)	56,000	55,987
5/2/06	4.57 (a)	23,000	22,993
			78,980
Freddie Mac - 8.3%
Discount Notes - 8.3%
3/7/06	3.78	25,000	24,985
7/25/06	4.01	24,200	23,822
7/25/06	4.60	18,490	18,153
7/25/06	4.61	16,730	16,424
9/27/06	4.26	25,000	24,404
9/29/06	4.51	15,000	14,618
10/17/06	4.53	11,095	10,787
10/23/06	4.90	18,760	18,177
12/1/06	4.72	22,028	21,269
1/9/07	4.75	10,085	9,685
1/17/07	4.76	17,970	17,239
1/19/07	4.81	18,015	17,270
			216,833
TOTAL FEDERAL AGENCIES			643,778
U.S. Treasury Obligations - 3.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 3.7%
5/18/06	4.50%	$30,000	$29,711
5/25/06	4.51	25,000	24,737
8/3/06	4.50	25,155	24,678
8/3/06	4.53	18,035	17,691
TOTAL U.S. TREASURY OBLIGATIONS			96,817
Repurchase Agreements - 71.5%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 2/28/06 due 3/1/06 At 4.5817%) (b)	$1,865,646	1,865,409
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,606,004)		2,606,004
NET OTHER ASSETS - 0.2%		4,160
NET ASSETS - 100%		$2,610,164
Legend

(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$1,865,409,000 due 3/1/06 at 4.5817%
Bank of America, National Association	$486,981
Barclays Capital Inc.	486,981
Credit Suisse First Boston LLC	243,491
Greenwich Capital Markets, Inc.	81,164
HSBC Securities (USA), Inc.	162,327
Morgan Stanley & Co. Incorporated.	385,527
Societe Generale, New York Branch	18,938
$1,865,409
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $2,606,004,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006